Administrative expenses	12 Months Ended
Dec. 31, 2017
Administrative Expenses
Administrative expenses
19.	Administrative expenses

This caption is made up as follows:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Personnel expenses, note 21(b)	94,437	100,059	94,129
Third-party services	65,435	63,085	56,669
Depreciation and amortization	14,949	12,761	10,671
Board of Directors’ compensation	6,555	6,149	7,105
Donations	7,305	5,832	6,060
Taxes	3,756	2,861	2,214
Consumption of supplies	2,743	2,053	2,419
Environmental expenditures, note 27	437	576	456

	195,617	193,376	179,723